Stockholders’ Deficit (Details Narrative)			3 Months Ended	11 Months Ended	12 Months Ended
	Jun. 18, 2021 shares	Jun. 03, 2021 shares	Mar. 31, 2023 N $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2022 N $ / shares shares	Jun. 22, 2021 shares	Jun. 21, 2021 shares	Feb. 28, 2021 shares
Class of Stock [Line Items]
Preferred shares, shares authorized			1,000,000	1,000,000	1,000,000
Preferred stock, par value, (per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares outstanding			0	0	0
Preferred shares, shares issued			0	0	0
Class A common stock subject to possible redemption				1,848,503	1,848,503
Over-Allotment Option [Member]
Class of Stock [Line Items]
Number of units issued	326,000	1,500,000	1,500,000	1,500,000
Over-Allotment Option [Member] | Founder Share [Member]
Class of Stock [Line Items]
Shares subject to forfeiture						326,000	326,000
Common Class A [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			100,000,000	100,000,000	100,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share			1
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares			20.00%		20.00%
Common Class A Not Subject to Redemption [Member]
Class of Stock [Line Items]
Common shares, shares issued (in shares)			103,260	103,260	103,260
Common shares, shares outstanding (in shares)			103,260	103,260	103,260
Common Class B [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			10,000,000	10,000,000	10,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | N			1		1
Common shares, shares issued (in shares)			2,581,500	2,581,500	2,581,500
Common shares, shares outstanding (in shares)			2,581,500	2,581,500	2,581,500
Shares subject to forfeiture						293,500	293,500
Conversion ratio			one-for-one basis		one-for-one basis
Common Class B [Member] | Founder Share [Member]
Class of Stock [Line Items]
Shares subject to forfeiture							2,581,500
Common Class B [Member] | Founder Share [Member] | Sponsor [Member]
Class of Stock [Line Items]
Restrictions on transfer period of time after business combination completion			1 year		1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00		$ 12.00
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			30 days		30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days		150 days
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			20 days		20 days
Common Class B [Member] | Over-Allotment Option [Member] | Founder Share [Member] | Sponsor [Member]
Class of Stock [Line Items]
Shares subject to forfeiture								375,000